Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
Statements [Line Items]
Net Book Value of Investment Properties

The net book value of investment properties as of December 31, 2016 and 2015 was as follow:

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2017
Cost	429	712	1,141
Less: Accumulated depreciation	—	(378)	(378)
Net book value	429	334	763

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2016
Cost	309	659	968
Less: Accumulated depreciation	—	(315)	(315)
Net book value	309	344	653

Reconciliation of Net Book Value of Investment Properties

A reconciliation of the net book value of investment properties was as follow:

	2017	2016
	US$’000	US$’000
Net book value at January 1	653	667
Depreciation (included in administrative expenses)	(35)	(24)
Addition	84	—
Disposals	—	(229)
Transfer from property plant and equipment	—	240
Exchange difference	61	(1)
Net book value at December 31	763	653

Amount Recognized in Profit Arising from Investment Properties
17.	INVESTMENT PROPERTIES (continued)

The amount recognized in profit arising from the investment properties for the years ended December 31, 2017, 2016 and 2015 was as follow:

	2017	2016	2015
	US$’000	US$’000	US$’000
Rental income derived from investment properties	68	36	16
Direct operating expenses (including repairs and maintenance) generating rental income	(1)	(1)	(1)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(1)	(1)	(1)
Net profit arising from investment properties carried at cost	66	34	14

Investment Properties [Member]
Statements [Line Items]
Fair Value of Assets	The fair value of the investment properties are stated below:
	As of December 31,
	2017	2016
	US$’000	US$’000
Land not being used for operation	9,548	8,851
Office building for rent	1,303	924